Revenues	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues

Note 5	Revenues
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2026	2025
Product sales	64,020	91,020
Other revenues from contracts with customers	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	65,841	97,562

Disaggregated revenue information
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2026	2025
IXIARO®	43,969	54,705
DUKORAL®	14,693	17,394
Third party products	954	11,418
IXCHIQ®	4,404	7,504
PRODUCT SALES	64,020	91,020
Royalties received	1,304	1,570
Revenues from shipping and handling	71	18
Milestone payment - licenses	141	4,564
Other services	53	—
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	65,841	97,562
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

In the six months ended June 30, 2026 product sales decreased by €27.0 million or 30% compared to the same period of 2025 with adverse sales performance recorded for all commercialized products. The geopolitical situation during the six months ended June 30, 2026 continued to adversely affect travel.
IXIARO/JESPECT sales showed a 20% decrease in sales. The decrease primarily reflects the effects from the transition to a new distributor in Germany in January 2026 as well as product sales phasing, mainly the timing of deliveries to the U.S. Department of Defense (DoD). Foreign currency fluctuations of €1.5 million adversely impacted sales of IXIARO/JESPECT during the first half of 2026.

DUKORAL sales in the six months ended June 30, 2026 decreased by 16% compared to the same period of 2025. The prior-year period benefited from one-off sales associated with the supply of vaccine doses to Mayotte in response to a cholera outbreak. Sales in the first half of 2026 were impacted by effects from the transition to a new distributor in Germany in January 2026. Foreign currency fluctuations had an adverse impact of €0.4 million on DUKORAL sales during the first half of 2026.
IXCHIQ product sales decreased in the six months ended June 30, 2026 by €3.1 million compared to the same period in 2025. Sales in the first half of 2026 included first shipments of the vaccine’s drug substance to Instituto Butantan. The prior-year period benefited from sales in the U.S. as well as shipments to the French island of La Réunion in response to a chikungunya outbreak.

Third Party product sales recorded a 92% decrease in the first half of 2026. In line with Valneva`s strategy, third-party distribution activities have significantly decreased following the expiration of the main distribution agreements, namely Rabipur and Encepur in France and Austria.
Other revenues, including revenues from collaborations, licensing and services amounted to €1.6 million in the six months ended June 30, 2026 compared to €6.2 million in the six months ended June 30, 2025. The decrease in other revenues mainly derives from the termination of the license agreement with the Serum Institute of India in December 2025.
Sales channels for product sales
Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2026	2025
Direct product sales	47,051	70,599
Indirect product sales	16,970	20,421
TOTAL PRODUCT SALES	64,020	91,020
Geographical markets
In presenting information on the basis of geographical markets, revenue is based on the final location where Valneva’s distribution partner sells the product or where the customer/partner is located.

	Six months ended June 30,
in € thousand	2026	2025
United States	18,327	23,470
Canada	12,847	14,464
Germany	8,980	14,682
Rest of World	6,331	8,442
Nordics	5,551	5,892
United Kingdom	5,444	6,863
Other Europe	4,552	7,015
France	2,879	9,670
Austria	931	7,064
REVENUE TOTAL	65,841	97,562
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New Zealand.
In the six months ended June 30, 2026, total revenues decreased by €31.7 million in comparison to the same period in 2025.
Revenue performance was negatively impacted by effects from the transition to a new distribution partner in Germany and a revised supply plan of IXIARO to the U.S. Department of Defense (DoD). The decrease in the U.S. revenues was additionally affected by the suspension of the IXCHIQ license.
Revenues in France were significantly lower than in 2025. The prior period benefited from increased demand driven by a chikungunya outbreak on the French island of La Réunion as well as supply of vaccine doses to Mayotte in response to a cholera outbreak in 2025.
Revenues in Canada decreased in comparison to the prior year. Sales in the first half of 2026 were impacted by the geopolitical situation adversely impacting travel behavior of Canadians compared to 2025.
The decrease in revenues from Austria is mainly attributable to the discontinuation of third party product sales.